Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13– Commitments and Contingencies

Agreements with Placement Agents and Finders

In April 2011, the Company engaged, a Costa Rican investment bank, as its exclusive agent to advise the Company on the structuring of corporate openness and equity placement with the following terms:

●	To assist the Company in connection with a best efforts private placement of up to $9.5 million of the Company’s equity and/or debt securities

●	Compensation – a fee in an amount equal to 5% of the aggregate gross proceeds raised

A former principal member of the board of directors of the Company is an employee of the investment bank.

During the year ended December 31, 2011 the Company paid the investment bank fees of $262,000. The Company is disputing $195,400 of these fees. (See Note 4)

Operating Leases

On November 1, 2010, the Company began leasing office space in Colorado Springs. The lease has a three year term. Monthly rent begins at $568 per month and increases over the term of the lease. The Company is also responsible for paying a share of the landlord’s property operating costs.

On February 19, 2011, the Company began leasing office space in Costa Rica. The lease has a three year term. Monthly rent begins at $1,800 per month and increases over the term of the lease.

On October 1, 2011, the Company began a virtual office lease. The lease had a one year term and renews automatically. Monthly rent is $199 per month.

Rent expense amounted to $10,374, and $9,361 for the period ending March 31, 2013 and March 31, 2012, respectively and was included in selling, general and administrative expenses in the consolidated statements of operations.

Future minimum lease payments under these non-cancelable operating leases are approximately as follows:

Years Ending December 31,
2013	$36,243
2014	2,100
Total	$38,343

Litigations, Claims and Assessments

The Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise that may harm its business. Other than the litigation with Costa Rican Investment Bank, as discussed in Note 4, the Company is currently not aware of any such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results.